Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss for the period		$ (7,310)	$ (5,679)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation		65	59
Share-based payment		556	429
Change in operating lease liability		(5)	42
Write-off of acquired in-process research and development	[1]	1,028
Effect of exchange rate changes on cash and cash equivalents		(390)	(128)
Revaluation of derivatives, warrant liabilities and other			380
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables		(267)	400
Increase in other current assets		(199)	(39)
Decrease (increase) in inventories		609	(126)
Decrease in trade accounts payable		(99)	(30)
Increase (decrease) in other accounts payable		(201)	31
Net cash used in operating activities		(6,213)	(4,661)
Cash flows from investing activities
Purchase of fixed assets		(71)	(10)
Cash acquired upon initial consolidation of subsidiary, net	[1]	163
Net cash provided by (used in) investing activities		92	(10)
Cash flows from financing activities:
Proceeds from a convertible loan credit facility and issuance of warrants
Payments on convertible loan credit facility
Proceeds from exercise of warrants, net of issuance expenses			2,204
Proceeds from issuance of shares and warrants, net of issuance expenses		1,083	7,555
Net cash provided by financing activities		1,083	9,759
Effect of exchange rate changes on cash and cash equivalents		390	128
Increase (Decrease) in cash, cash equivalents and restricted cash		(4,648)	5,216
Cash, cash equivalents and restricted cash at the beginning of the period		20,229	17,468
Cash, cash equivalents and restricted cash at the end of the period		15,581	22,684
Non Cash Activities:
Acquisition of subsidiary through issuance of ordinary shares		1,073
Cash and cash equivalents acquired		176
Transaction costs paid in cash		(13)
Net cash acquired upon initial consolidation		163
Cash and cash equivalents		176
Trade payables assumed		(36)
Other accounts payable and accrued expenses assumed		(27)
Net assets upon initial consolidation		113
Non-controlling interests recognized upon initial consolidation		(55)
Net assets attributable to Rail Vision		58
Fair value of ordinary shares issued		1,073
Transaction costs paid in cash		13
Less: net assets attributable to Rail Vision upon initial consolidation		(58)
Acquired IPR&D written off		$ 1,028

[1]	INITIAL CONSOLIDATION OF SUBSIDIARY